Condensed Consolidated Statements of Changes in Member's Equity $ in Thousands	USD ($) shares
Beginning balance at Dec. 31, 2017	$ 275,238
Beginning balance (in shares) at Dec. 31, 2017 | shares	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions	$ 50,000
Net income (loss)	(60,764)
Ending balance at Dec. 31, 2018	$ 264,474
Ending balance (in shares) at Dec. 31, 2018 | shares	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions	$ 133
Net income (loss)	12,965
Ending balance at Sep. 30, 2019	$ 277,572
Ending balance (in shares) at Sep. 30, 2019 | shares	1
Beginning balance at Dec. 31, 2018	$ 264,474
Beginning balance (in shares) at Dec. 31, 2018 | shares	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions	$ 133
Equity based compensation	799
Net income (loss)	39,745
Ending balance at Dec. 31, 2019	$ 305,151
Ending balance (in shares) at Dec. 31, 2019 | shares	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity based compensation	$ 3,264
Net income (loss)	68,845
Ending balance at Sep. 30, 2020	$ 377,260
Ending balance (in shares) at Sep. 30, 2020 | shares	1